Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 15 - Earnings Per Share

(Dollars in thousands, except per share data)

	2013	2012	2011
Basic
Net income	$5,094	$4,262	$3,513

Weighted average common shares outstanding	3,296,408	3,296,462	3,286,969

Basic earnings per common share	$1.55	$1.29	$1.07

Diluted
Net income	$5,094	$4,262	$3,513

Weighted average common shares outstanding	3,296,408	3,296,462	3,286,969
Plus dilutive stock options and restricted stock units	5,653	436	—

Weighted average common shares outstanding and potentially dilutive shares	3,302,061	3,296,898	3,286,969

Diluted earnings per common share	$1.54	$1.29	$1.07

There were 28,625 stock options as of both December 31, 2013 and December 31, 2012, and 46,656 as of December 31, 2011 considered to be anti-dilutive to earnings per share and thus have been excluded from the calculations above.